PRIVATE PLACEMENT	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
PRIVATE PLACEMENT

2012 Private Placement

On November 19, 2012, the Company conducted a private placement offering and raised aggregate gross proceeds of $1,546,250 upon the sale of 1,819,119 shares of common stock at a price per share of $0.85 (the “2012 Private Placement”).  For each share of common stock purchased, the investors received a warrant to purchase a share of the Company’s common stock at an exercise price of $0.90 per share and a term of one year.  Net proceeds amounted to $1,360,572 after deducting offering expenses.

The placement agent for the 2012 Private Placement received cash fees of $123,700 and 181,912 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.85 and a term of five years.  The fair value of the placement agent warrants was approximately $62,000 and were recorded as both a debit and credit to additional paid-in capital as a stock issuance cost.

In connection with the closing of the 2012 Private Placement, the Company entered into a registration rights agreement with the investors.   The Company filed a registration statement with the SEC on December 21, 2012 providing for the resale of the shares and the warrant shares issued to the investors, which registration statement was declared effective by the SEC on December 31, 2012.

2013 Private Placement

On September 18, 2013, the Company conducted a private placement offering and raised aggregate gross proceeds of $4,057,884 upon the sale of 5,226,201 shares of Series B Preferred Stock (the “2013 Private Placement”).  For each share of Series B Preferred Stock purchased, the investors received 1.331 five-year warrants to purchase a share of the Company’s common stock at an exercise price of $0.83 per share.  Gross proceeds included cash payments of $547,500, 1,230,769 shares of freely tradable equity securities with a fair value of $3,495,385 (based upon the closing price on the day prior to closing), and satisfaction of $15,000 of deferred compensation. Net cash proceeds amounted to $478,185 after deducting offering expenses.

In conjunction with the 2013 Private Placement, $275,000 of the Company’s outstanding short-term notes payable was exchanged by the holders for 378,125 shares of Series B Preferred Stock (See Note 4).  The short-term notes payable were exchanged at a 10% premium to their face value.  As a result, the Company recognized a beneficial conversion feature of $27,500 as additional paid-in capital and non-cash interest expense upon the exchange of the notes payable for the shares. The Company may conduct additional closings under the securities purchase agreement within 120 days of the initial closing.

The placement agents for the 2013 Private Placement received cash fees aggregating $41,300 and five-year placement agent warrants to purchase an aggregate of 78,612 shares of the Company’s common stock at an exercise price per share of $0.83.  At September 30, 2013, the fair value of the placement agent warrants was approximately $22,000.

Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity” (“ASC Topic 815-40”), the Company has determined that since the exercise price of the warrants may be reduced if the Company issues shares at a price below the then-current exercise price, the warrants issued in connection with the 2013 Private Placement must be classified as derivative instruments. In accordance with ASC Topic 815-40, these warrants are also being re-measured at each balance sheet date based on estimated fair value, and any resultant changes in fair value is being recorded in the Company’s consolidated statement of operations. The Company estimates the fair value of certain warrants being classified as derivatives using a binomial pricing model in order to determine the associated derivative instrument liability and change in fair value described above. The primary assumptions used to determine the fair value of the warrants were: a risk free interest rate of 1.4%, volatility of 61.7%, exercise price of $0.83, current market value of $0.62 per share and an expected life of 5 years. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock for each reporting period.  At September 30, 2013, the fair value of the warrants issued in connection with the 2013 Private Placement, including those warrants granted to placement agents, totaled $2,150,084. The fair value of the placement agent warrants, approximately $22,000 on the date of grant, was also recorded as a derivative warrant liability and a stock issuance cost net against the gross proceeds received.

In order to account for the sale of Series B Preferred Stock and the issuance of the warrants, the Company allocated the total gross proceeds of $4,360,384, which included the dollar value of notes payable exchanged at a 10% premium, between the Series B Preferred Stock and the warrants.  The warrants were allocated their fair value as of the respective grant dates totaling $2,183,161 and the residual proceeds of $2,177,223 were allocated to the Series B Preferred Stock.  The conversion feature of the Series B Preferred Stock was considered beneficial, or “in the money”, at the issuance date due to a conversion rate that allows the investor to obtain the common stock at a below market price.  The Company recorded a deemed dividend on the beneficial conversion feature of $1,353,503 equal to the intrinsic value resulting from the reduction in the effective conversion rate. This deemed dividend is included in the Statement of Operations in arriving at the Net Loss Applicable to Common Shareholders.

In connection with the closing of the 2013 Private Placement, the Company entered into a registration rights agreement with the investors, in which the Company agreed to file a registration statement with the SEC to register for resale the shares underlying the Series B Preferred Stock and the warrant shares within 60 calendar days of the final closing of the 2013 Private Placement, and to have the registration statement declared effective within 60 calendar days after the filing date or within 120 calendar days of the filing date in the event of a full review of the registration statement by the SEC. The registration rights agreement does not contain any provisions for liquidated damages.